UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value

Diversified telecommunication services (41.7%)

AT&T, Inc.	24,466	$865,607

BT Group PLC (United Kingdom)	86,185	551,279

CenturyLink, Inc.	15,900	648,243

Com Hem Holding AB (Sweden)(NON)	116,236	888,414

Iliad SA (France)	3,389	831,914

Koninklijke (Royal) KPN NV (Netherlands)	222,826	738,348

TalkTalk Telecom Group PLC (United Kingdom)	83,352	405,958

Telecom Italia SpA RSP (Italy)	1,334,375	1,182,197

Verizon Communications, Inc.	49,595	2,509,011

		8,620,971
Internet software and services (2.4%)

Telecity Group PLC (United Kingdom)	38,985	493,450

		493,450
IT Services (2.5%)

InterXion Holding NV (Netherlands)(NON)	18,600	518,382

		518,382
Media (21.5%)

Comcast Corp. Class A	17,083	974,414

DISH Network Corp. Class A(NON)	9,800	778,218

Liberty Global PLC Ser. C (United Kingdom)	16,000	798,720

Live Nation Entertainment, Inc.(NON)	14,200	380,560

Mediaset SpA (Italy)(NON)	76,450	308,939

SFR-Numericable (France)(NON)	28,820	1,204,185

		4,445,036
Wireless telecommunication services (28.6%)

KDDI Corp. (Japan)	13,900	888,165

SoftBank Corp. (Japan)	22,700	1,523,126

T-Mobile US, Inc.(NON)	20,600	601,314

Vodafone Group PLC (United Kingdom)	793,663	2,904,087

		5,916,692

Total common stocks (cost $17,701,381)		$19,994,531

SHORT-TERM INVESTMENTS (0.9%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	178,534	$178,534

Total short-term investments (cost $178,534)		$178,534

TOTAL INVESTMENTS

Total investments (cost $17,879,915)(b)		$20,173,065

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $13,491,618) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/21/15	$71,137	$72,838	$(1,701)
	Euro	Sell	12/17/14	451,781	477,106	25,325
Barclays Bank PLC
	Australian Dollar	Buy	1/21/15	37,900	38,792	(892)
	British Pound	Sell	12/17/14	579,611	620,530	40,919
	Canadian Dollar	Buy	1/21/15	62,804	64,235	(1,431)
	Euro	Buy	12/17/14	597,276	630,850	(33,574)
	Hong Kong Dollar	Buy	2/13/15	93,702	93,716	(14)
	Japanese Yen	Sell	2/13/15	36,942	38,444	1,502
	Singapore Dollar	Buy	2/13/15	269,104	272,253	(3,149)
	Swedish Krona	Buy	12/17/14	207,007	214,765	(7,758)
	Swedish Krona	Sell	12/17/14	207,007	215,014	8,007
	Swiss Franc	Buy	12/17/14	36,954	38,886	(1,932)
Citibank, N.A.
	British Pound	Buy	12/17/14	301,285	318,261	(16,976)
	Danish Krone	Buy	12/17/14	114,021	121,807	(7,786)
	Euro	Buy	12/17/14	88,914	91,267	(2,353)
	Euro	Sell	12/17/14	88,914	93,903	4,989
	Japanese Yen	Sell	2/13/15	12,059	12,576	517
Credit Suisse International
	Australian Dollar	Buy	1/21/15	40,953	41,868	(915)
	British Pound	Sell	12/17/14	343,612	362,946	19,334
	Canadian Dollar	Buy	1/21/15	54,418	55,602	(1,184)
	Euro	Sell	12/17/14	164,646	166,030	1,384
	Japanese Yen	Sell	2/13/15	61,218	63,289	2,071
	New Zealand Dollar	Buy	1/21/15	56,521	55,767	754
	Norwegian Krone	Buy	12/17/14	120,656	138,239	(17,583)
	Swedish Krona	Buy	12/17/14	88,207	97,022	(8,815)
	Swiss Franc	Buy	12/17/14	184,047	193,646	(9,599)
Deutsche Bank AG
	Australian Dollar	Buy	1/21/15	71,222	72,788	(1,566)
	British Pound	Buy	12/17/14	277,545	280,051	(2,506)
	Canadian Dollar	Buy	1/21/15	76,867	78,530	(1,663)
	Euro	Sell	12/17/14	1,520,360	1,590,221	69,861
Goldman Sachs International
	Euro	Buy	12/17/14	401,168	423,683	(22,515)
HSBC Bank USA, National Association
	British Pound	Buy	12/17/14	43,108	46,159	(3,051)
	Canadian Dollar	Buy	1/21/15	33,804	34,528	(724)
	Euro	Buy	12/17/14	345,457	364,726	(19,269)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/21/15	41,631	42,564	(933)
	British Pound	Sell	12/17/14	1,119,083	1,180,505	61,422
	Canadian Dollar	Buy	1/21/15	59,746	61,054	(1,308)
	Euro	Buy	12/17/14	408,505	431,756	(23,251)
	Euro	Sell	12/17/14	408,505	423,366	14,861
	Norwegian Krone	Buy	12/17/14	157,327	177,489	(20,162)
	Singapore Dollar	Buy	2/13/15	165,019	166,912	(1,893)
	Swedish Krona	Buy	12/17/14	42,407	45,067	(2,660)
	Swedish Krona	Sell	12/17/14	42,407	43,155	748
	Swiss Franc	Buy	12/17/14	21,117	22,220	(1,103)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	107,935	110,358	(2,423)
	British Pound	Sell	12/17/14	718,618	759,027	40,409
	Canadian Dollar	Buy	1/21/15	112,156	114,635	(2,479)
	Euro	Buy	12/17/14	16,042	14,771	1,271
	Israeli Shekel	Buy	1/21/15	66,184	70,718	(4,534)
	Japanese Yen	Buy	2/13/15	318,109	331,787	(13,678)
	Swedish Krona	Sell	12/17/14	491,304	522,027	30,723
UBS AG
	British Pound	Sell	12/17/14	257,397	271,878	14,481
	Canadian Dollar	Buy	1/21/15	151,550	155,193	(3,643)
	Euro	Buy	12/17/14	490,579	518,130	(27,551)
WestPac Banking Corp.
	Australian Dollar	Buy	1/21/15	54,858	56,076	(1,218)
	British Pound	Buy	12/17/14	29,988	31,673	(1,685)
	Canadian Dollar	Buy	1/21/15	47,605	48,629	(1,024)
	Euro	Sell	12/17/14	390,349	412,290	21,941

Total						$84,018

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $20,669,806.
(b)	The aggregate identified cost on a tax basis is $18,041,254, resulting in gross unrealized appreciation and depreciation of $3,548,169 and $1,416,358, respectively, or net unrealized appreciation of $2,131,811.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$43,491	$1,647,405	$1,512,362	$26	$178,534
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $82,272 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	34.4%
	United Kingdom	25.5
	Japan	12.0
	France	10.1
	Italy	7.4
	Netherlands	6.2
	Sweden	4.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $98,434 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,931,912	$1,513,124	$—
Information technology	518,382	493,450	—
Telecommunication services	4,624,175	9,913,488	—
Total common stocks	8,074,469	11,920,062	—
Short-term investments	178,534	—	—

Totals by level	$8,253,003	$11,920,062	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$84,018	$—

Totals by level	$—	$84,018	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$360,519	$276,501

Total	$360,519	$276,501

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$16,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$25,325	$50,428	$5,506	$23,543	$69,861	$–	$–	$77,031	$72,403	$14,481	$21,941	$360,519

	Total Assets	$25,325	$50,428	$5,506	$23,543	$69,861	$–	$–	$77,031	$72,403	$14,481	$21,941	$360,519

	Liabilities:
	Forward currency contracts#	1,701	48,750	27,115	38,096	5,735	22,515	23,044	51,310	23,114	31,194	3,927	276,501

	Total Liabilities	$1,701	$48,750	$27,115	$38,096	$5,735	$22,515	$23,044	$51,310	$23,114	$31,194	$3,927	$276,501

	Total Financial and Derivative Net Assets	$23,624	$1,678	$(21,609)	$(14,553)	$64,126	$(22,515)	$(23,044)	$25,721	$49,289	$(16,713)	$18,014	$84,018
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$23,624	$1,678	$(21,609)	$(14,553)	$64,126	$(22,515)	$(23,044)	$25,721	$49,289	$(16,713)	$18,014

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015